Mid-Cap Index Portfolio Average Annual Total Returns - Portfolio [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CRSP US Mid Cap Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.70%	8.62%	10.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
Mid-Cap Index Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	8.46%	10.77%